Income tax and social contribution (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current Taxes [Abstract]
Income tax and social contribution payable	R$ (8,788,060)	R$ (8,852,947)	R$ (6,075,948)
Deferred taxes:
Net Addition/(realization) of temporary differences	2,950,961	(4,106,008)	11,424,595
Use of opening balances of:
Social contribution loss	(430,584)	(647,282)	(127,214)
Income tax loss	(331,512)	(879,276)	(65,224)
Addition on:
Social contribution loss	150,371	234,730	272,793
Income tax loss	19,868	338,053	731,419
Activation of the tax credit - Law No. 13,169/15:
Social contribution loss			422,853
Temporary additions			2,051,048
Total deferred tax expense	2,359,104	(5,059,783)	14,710,270
Income tax and social contribution	R$ (6,428,956)	R$ (13,912,730)	R$ 8,634,322